FINANCIAL INSTRUMENTS (Details)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)
Financial Asset [Abstract]
Accounts receivable	$ 202,050	$ 363,653
Equity line of credit			$ 5,000,000
One Major Customer [Member] | Credit Risk [Member]
Financial Asset [Abstract]
Accounts receivable	$ 144,710